Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (232,259)	¥ (154,687)	¥ (303,520)
Equity in earnings of equity method investees-net		(176,857)	(172,946)	(110,520)
Interest income on Loans, including fees		(2,054,338)	(1,981,274)	(1,663,742)
Other non-interest expenses		370,364	368,956	310,147
Income before income tax expense		(1,162,670)	(2,262,656)	(1,420,443)
Income tax expense		369,432	666,020	337,917
Net of tax		(793,238)	(1,596,636)	(1,082,526)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense		(255,071)	(142,437)	(153,642)
Income tax expense		85,941	47,268	58,728
Net of tax		(169,130)	(95,169)	(94,914)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		4,421	(211)	(25)
Income before income tax expense		(239,934)	(143,899)	(215,553)
Income tax expense		80,967	47,043	81,778
Net of tax		(158,967)	(96,856)	(133,775)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(267,240)	(147,702)	(218,150)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		22,885	4,014	2,622
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments (Note 14) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		(707)
Income before income tax expense		(707)
Income tax expense		239
Net of tax		(468)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(261)	(246)	78
Income before income tax expense		(20,599)	(12,363)	(4,211)
Income tax expense		8,094	4,857	1,654
Net of tax		(12,505)	(7,506)	(2,557)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(20,338)	(12,117)	(4,289)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[2]	21,251	26,063	34,525
Prior service cost	[2]	(10,847)	(10,682)	(11,705)
Loss (gain) on settlements and curtailment, and other	[2]	(565)	(2,665)	41,699
Income before income tax expense		9,839	12,716	64,519
Income tax expense		(4,238)	(3,913)	(23,806)
Net of tax		5,601	8,803	40,713
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(4,270)
Other non-interest expenses		600	1,109	1,603
Income before income tax expense		(3,670)	1,109	1,603
Income tax expense		879	(719)	(898)
Net of tax		¥ (2,791)	¥ 390	¥ 705

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥2,321 million, ¥3,429 million and ¥937 million; Other comprehensive income-net by ¥284 million, ¥84 million and ¥26 million; Total credit losses by ¥2,605 million, ¥3,513 million and ¥963 million, March 31, 2014, 2015 and 2016, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.